Long-Term Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total principal	$ 3,237,822	$ 3,173,229
Less debt issuance costs and other	(47,981)	(49,501)
Total debt	3,189,841	3,123,728
Less current portion	(556,498)	(589,767)
Long-term portion	2,633,343	2,533,961
U.S. Dollar-denominated Revolving Credit Facilities due through 2022
Debt Instrument [Line Items]
Total principal	560,938	629,667
Bonds | U.S. Dollar Non-Public Bonds due through 2024
Debt Instrument [Line Items]
Total principal	849,868	162,659
Bonds | U.S. Dollar Bonds due through 2022
Debt Instrument [Line Items]
Total principal	324,816	550,000
Bonds | U.S. Dollar-denominated Term Loans due through 2030
Debt Instrument [Line Items]
Total principal	10,547	121,889
Term Loans | U.S. Dollar-denominated Term Loans due through 2030
Debt Instrument [Line Items]
Total principal	1,433,398	1,623,440
Term Loans | U.S. Dollar-denominated Term Loan due through 2021
Debt Instrument [Line Items]
Total principal	$ 58,255	$ 85,574